Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Statement of Financial Position [Abstract]
Convertible preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock shares authorized	714,286	714,286	714,286
Convertible preferred stock shares issued	0	0	0
Convertible preferred stock shares outstanding	0	0	0
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	14,285,715	14,285,715	14,285,715
Common stock shares issued	8,585,382	8,160,145	6,583,150
Common stock shares outstanding	8,585,382	8,160,145	6,583,150